Fair Value of Financial Instruments and Derivatives Instruments, detail 2(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Net Loss Recognized	$ (620)	$ (1,676)	$ (1,977)
Derivatives not designated as hedging instruments | Other (Expense)/Income- Gain/(Loss) on Derivatives
Derivative [Line Items]
Interst Rate Contracts	$ (620)	$ (1,676)